Fair Value Instruments (Details) - Schedule of key inputs into monte carlo simulation - Athena Technology Acquisition Corp [Member]	12 Months Ended
Mar. 19, 2021 $ / shares
Fair Value Instruments (Details) - Schedule of key inputs into monte carlo simulation [Line Items]
Risk-free interest rate	1.38%
Expected term remaining (years)	6 years 4 months 28 days
Expected volatility	25.00%
Stock price (in Dollars per share)	$ 10